UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	<<March 31, 1999>>

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	<<C. Stuart Walton>>
Address:	<<Four Maritime Plaza>>
		<<San Francisco, CA  94111>>

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	<<C. Stuart Walton>>
Title:	_____________________________
Phone:	<<(415) 274-6873>>

Signature, Place and Date of Signing:

	_________________________		<<San Francisco>>		<<May 14, 1999>>
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

<<X>>	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

(Omitted)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			<<0>>

Form 13F Information Table Entry Total:		<<12>>

Form 13F Information Table Value Total:		<<$28,237,345>>


List of Other Included Managers:

NONE



           ITEM 1            ITEM 2  ITEM 3     ITEM 4    ITEM 5           ITEM 6                ITEM 7          ITEM 8
                                                                  INVESTMENT DISCRETION                      VOTING AUTHORITY
                                                                                                                (SHARES)
       NAME OF ISSUER        TITLE    CUSIP      FAIR     SHARES    (A)      (B)       (C)     MANAGERS      (A)    (B)    (C)
                              OF     NUMBER     MARKET      OF      SOLE    SHARED    SHARED-  SEE INST. V   SOLE  SHARED  NONE
                             CLASS               VALUE   PRINCIPAL        AS DEFINED   OTHER
                                                          AMOUNT          IN INSTR. V


BECTON DICKINSON & CO.       COMMON  075887109  5,746,875  150,000   X                           REIN      150,000
CHECKFREE HOLDINGS CORP.     OTC EQ  162816102  1,064,063  25,000    X                           REIN      25,000
CYBERSHOP INTERNATIONAL INC. OTC EQ  23251X105  1,450,000  100,000   X                           REIN      100,000
GST TELECOMMUNICATIONS       OTC EQ  361942105  1,093,750  100,000   X                           REIN      100,000
GLOBIX CORP                  OTC EQ  37957F101  652,969    17,500    X                           REIN      17,500
INFOSPACE COM INC.           OTC EQ  45678T102  2,215,625  25,000    X                           REIN      25,000
MICROSOFT CORP               OTC EQ  594918104  2,240,625  25,000    X                           REIN      25,000
O REILLY AUTOMOTIVE INC      OTC EQ  686091109  3,803,750  85,000    X                           REIN      85,000
SCANA CORP                   COMMON  805898103  2,168,750  100,000   X                           REIN      100,000
VERIO INC.                   OTC EQ  923433106  2,306,250  50,000    X                           REIN      50,000
ZIFF DAVIS INC.              COMMON  989511209  1,832,188  51,250    X                           REIN      51,250
SOFTNET SYSTEMS INC.         COMMON  SOF        3,662,500  100,000   X                           REIN      100,000


BLD/4391/002/1044205